EXPLORATION AND EVALUATION ASSETS DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
EXPLORATION AND EVALUATION ASSETS DISCLOSURE

6.EXPLORATION AND EVALUATION ASSETS

As of January 31, 2025 and 2024, the Company’s interest in exploration and evaluation assets consisted of three copper-gold projects on two properties in Chile, namely the Farellón and Perth Projects, comprising the Carrizal Property, and the Mateo Project comprising the Mateo Property. During the second part of Fiscal 2025, the Company acquired four separate packages of mineral claims and mineral claim applications in Ville Marie, Quebec, and 149 mineral claims located in the Larder Lake Mining District of Ontario. The Company capitalizes acquisition costs incurred on its exploration and evaluation properties; the costs associated with exploration and drilling programs, as well as property tax payments, are expensed as period costs in the period they are incurred. The following tables present acquisition costs associated with each property as of January 31, 2025 and 2024:

Exploration and evaluation assets as of January 31, 2025

	January 31, 2024	Acquisition costs	Effect of Foreign currency translation	January 31, 2025
Farellón Project
Farellón	$394,421	$-	$5,680	$400,101
Quina	152,025	-	2,189	154,214
Exeter	154,406	-	2,224	156,630
Farellón Project, sub-total	700,852	-	10,093	710,945
Point Piche Project	-	93,000	-	93,000
Larder Lake Project	-	165,500	-	165,500
Total costs	$700,852	$258,500	$10,093	$969,445

Exploration and evaluation assets as of January 31, 2024

	January 31, 2023	Acquisition costs	Effect of Foreign currency translation	January 31, 2024
Farellón Project
Farellón	$452,048	$-	$(57,627)	$394,421
Quina	174,237	-	(22,212)	152,025
Exeter	176,966	-	(22,560)	154,406
Total costs	$803,251	$-	$(102,399)	$700,852

During the years ended January 31, 2025, 2024, and 2023 the Company incurred the following costs associated with the exploration activities on its mineral properties:

Exploration costs for the year ended January 31, 2025

	Farellón Project	Perth Project	Mateo Project	Point Piche Project	Larder Lake Project	Total Costs
Property taxes paid	$9,185	$21,295	$1,800	$-	$-	$32,280
Camp costs (including meals and travel)	2,855	-	-	-	-	2,855
Total exploration costs	$12,040	$21,295	$1,800	$-	$-	$35,135

In addition to the costs listed in the table above, during the year ended January 31, 2025, the Company incurred an additional $5,709 in claim maintenance fees on its mineral exploration properties in Chile and an additional $25,000 in general geological fees related to its mineral exploration properties in Canada. These fees are included in the mineral exploration costs in the consolidated statements of loss and comprehensive loss.

Exploration costs for the year ended January 31, 2024

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$10,301	$23,879	$2,018	$36,198
Assay costs	192	-	-	192
Camp costs (including meals and travel)	1,430	-	-	1,430
Total exploration costs	$11,923	$23,879	$2,018	$37,820

In addition to the costs listed in the table above, during the year ended January 31, 2024, the Company incurred an additional $5,438 in claim maintenance fees on its mineral exploration properties in Chile. These fees are included in the mineral exploration costs in the consolidated statements of loss and comprehensive loss.

Exploration costs for the year ended January 31, 2023

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$8,440	$19,596	$1,656	$29,692
Geology	82,931	-	-	82,931
Drilling	409,741	-	-	409,741
Equipment used	11,950	-	-	11,950
Camp costs (including meals and travel)	53,470	-	-	53,470
Assay costs	58,433	-	-	58,433
Value added tax on exploration costs	103,732	-	-	103,732
Total exploration costs	$728,697	$19,596	$1,656	$749,949

In addition to the costs listed in the table above, during the year ended January 31, 2023, the Company incurred an additional $4,957 in claim maintenance fees on its mineral exploration properties in Chile. These fees are included in the mineral exploration costs in the consolidated statements of loss and comprehensive loss.